Shareholder Report, Holdings (Details)	Dec. 31, 2024
Schwab Monthly Income Fund – Target Payout | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Schwab Monthly Income Fund – Target Payout | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Schwab Monthly Income Fund – Target Payout | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Schwab Monthly Income Fund – Target Payout | BlackRock High Yield Portfolio, Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Schwab Monthly Income Fund – Target Payout | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Schwab Monthly Income Fund – Target Payout | Cohen & Steers Preferred Securities and Income Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Schwab Monthly Income Fund – Target Payout | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab Monthly Income Fund – Target Payout | T. Rowe Price Institutional Floating Rate Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab Monthly Income Fund – Target Payout | Schwab 5 to 10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Monthly Income Fund – Target Payout | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Monthly Income Fund – Target Payout | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
Schwab Monthly Income Fund – Target Payout | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
Schwab Monthly Income Fund – Target Payout | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Schwab Monthly Income Fund – Target Payout | Fixed Income - High-Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Schwab Monthly Income Fund – Target Payout | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Schwab Monthly Income Fund – Target Payout | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Schwab Monthly Income Fund – Target Payout | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Schwab Monthly Income Fund – Target Payout | Fixed Income - Floating Rate Loan [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Schwab Monthly Income Fund – Target Payout | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Monthly Income Fund – Flexible Payout | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Schwab Monthly Income Fund – Flexible Payout | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Schwab Monthly Income Fund – Flexible Payout | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Schwab Monthly Income Fund – Flexible Payout | BlackRock High Yield Portfolio, Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Schwab Monthly Income Fund – Flexible Payout | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Schwab Monthly Income Fund – Flexible Payout | Cohen & Steers Preferred Securities and Income Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Schwab Monthly Income Fund – Flexible Payout | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab Monthly Income Fund – Flexible Payout | T. Rowe Price Institutional Floating Rate Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab Monthly Income Fund – Flexible Payout | Schwab 5 to 10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Monthly Income Fund – Flexible Payout | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Monthly Income Fund – Flexible Payout | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
Schwab Monthly Income Fund – Flexible Payout | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Schwab Monthly Income Fund – Flexible Payout | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Schwab Monthly Income Fund – Flexible Payout | Fixed Income - High-Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Schwab Monthly Income Fund – Flexible Payout | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Schwab Monthly Income Fund – Flexible Payout | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Schwab Monthly Income Fund – Flexible Payout | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Schwab Monthly Income Fund – Flexible Payout | Fixed Income - Floating Rate Loan [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Schwab Monthly Income Fund – Flexible Payout | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Monthly Income Fund – Income Payout | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Schwab Monthly Income Fund – Income Payout | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Schwab Monthly Income Fund – Income Payout | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Schwab Monthly Income Fund – Income Payout | BlackRock High Yield Portfolio, Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Schwab Monthly Income Fund – Income Payout | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Monthly Income Fund – Income Payout | Cohen & Steers Preferred Securities and Income Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Schwab Monthly Income Fund – Income Payout | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab Monthly Income Fund – Income Payout | T. Rowe Price Institutional Floating Rate Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Monthly Income Fund – Income Payout | Schwab 5 to 10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Schwab Monthly Income Fund – Income Payout | Schwab 1-5 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
Schwab Monthly Income Fund – Income Payout | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Schwab Monthly Income Fund – Income Payout | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Schwab Monthly Income Fund – Income Payout | Fixed Income - High-Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Schwab Monthly Income Fund – Income Payout | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Floating Rate Loan [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab Monthly Income Fund – Income Payout | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%